Condensed Consolidated Statements of Operations (OneMain Holdings Inc) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income:
Finance receivables held for sale originated as held for investment					$ 61,000,000	$ 61,000,000	$ 0
Total interest income	$ 770,000,000	$ 428,000,000	$ 2,342,000,000	$ 1,240,000,000	1,931,000,000	1,982,000,000	2,154,000,000
Interest expense	215,000,000	171,000,000	655,000,000	500,000,000	715,000,000	734,000,000	920,000,000
Provision for finance receivable losses	257,907	213,611	1,000,344	793,619	1,134,518	614,684	527,000,000
Net interest income after provision for finance receivable losses	292,000,000	177,000,000	1,013,000,000	507,000,000	457,000,000	774,000,000	707,000,000
Other revenues:
Investment	22,000,000	11,000,000	66,000,000	44,000,000	52,000,000	39,000,000	35,000,000
Net gain on sale of SpringCastle interests	0	0	167,000,000	0
Net gain (loss) on sales of personal, real estate loans and related trust assets					0	726,000,000	0
Total other revenues	158,000,000	51,000,000	626,000,000	154,000,000	261,000,000	832,000,000	153,000,000
Operating expenses:
Acquisition-related transaction and integration expenses	21,000,000	14,000,000	75,000,000	29,000,000	62,000,000	0	0
Total other expenses		204,000,000			987,000,000	701,000,000	782,000,000
Income (loss) before provision for (benefit from) income taxes	33,000,000	22,000,000	327,000,000	76,000,000	(269,000,000)	905,000,000	78,000,000
Provision for (benefit from) income taxes	8,000,000	2,000,000	111,000,000	1,000,000	0	0	(16,000,000)
Net income (loss)	25,000,000	20,000,000	216,000,000	75,000,000
Net income (loss) attributable to OneMain Holdings, Inc.	(986,424)	$ (11,000,000)	(3,218,995)	(4,443,879)	$ (242,000,000)	$ 505,000,000	$ (19,000,000)
Weighted average number of shares outstanding:
Basic		134,452,763			127,910,680	114,791,225	102,917,172
Diluted		134,452,763			127,910,680	115,265,123	102,917,172
Earnings (loss) per share:
Basic		$ (0.08)			$ (1.89)	$ 4.40	$ (0.19)
Diluted		$ (0.08)			$ (1.89)	$ 4.38	$ (0.19)
OneMain Holdings Inc [Member]
Interest income:
Finance charges	763,000,000	$ 422,000,000	2,271,000,000	1,227,000,000	$ 1,870,000,000	$ 1,921,000,000	$ 2,154,000,000
Finance receivables held for sale originated as held for investment	7,000,000	5,000,000	71,000,000	13,000,000	61,000,000	61,000,000
Total interest income	770,000,000	427,000,000	2,342,000,000	1,240,000,000	1,931,000,000	1,982,000,000	2,154,000,000
Interest expense	215,000,000	171,000,000	655,000,000	500,000,000	715,000,000	734,000,000	920,000,000
Net interest income	555,000,000	256,000,000	1,687,000,000	740,000,000	1,216,000,000	1,248,000,000	1,234,000,000
Provision for finance receivable losses	263,000,000	79,000,000	675,000,000	233,000,000	759,000,000	474,000,000	527,000,000
Net interest income after provision for finance receivable losses	292,000,000	177,000,000	1,013,000,000	507,000,000	457,000,000	774,000,000	707,000,000
Other revenues:
Insurance	114,000,000	40,000,000	342,000,000	116,000,000	211,000,000	166,000,000	148,000,000
Investment	22,000,000	11,000,000	66,000,000	44,000,000	52,000,000	39,000,000	35,000,000
Net loss on repurchases and repayments of debt			(16,000,000)			(66,000,000)	(42,000,000)
Net gain (loss) on fair value adjustments on debt						(15,000,000)	6,000,000
Net gain on sale of SpringCastle interests			(167,000,000)
Net gain (loss) on sales of personal, real estate loans and related trust assets	(4,000,000)		18,000,000			726,000,000
Other	26,000,000	(4,000,000)	49,000,000	(6,000,000)	(2,000,000)	(18,000,000)	6,000,000
Total other revenues	158,000,000	47,000,000	626,000,000	154,000,000	261,000,000	832,000,000	153,000,000
Operating expenses:
Salaries and benefits	191,000,000	100,000,000	597,000,000	305,000,000	485,000,000	360,000,000	464,000,000
Acquisition-related transaction and integration expenses	21,000,000	14,000,000	75,000,000	29,000,000	62,000,000
Other operating expenses	168,000,000	73,000,000	512,000,000	198,000,000	344,000,000	266,000,000	253,000,000
Insurance policy benefits and claims	37,000,000	17,000,000	128,000,000	53,000,000	96,000,000	75,000,000	65,000,000
Total other expenses	417,000,000	204,000,000	1,312,000,000	585,000,000	987,000,000	701,000,000	782,000,000
Income (loss) before provision for (benefit from) income taxes	33,000,000	20,000,000	327,000,000	76,000,000	(269,000,000)	905,000,000	78,000,000
Provision for (benefit from) income taxes	8,000,000	1,000,000	111,000,000	1,000,000	(147,000,000)	297,000,000	(16,000,000)
Net income (loss)	25,000,000	19,000,000	216,000,000	75,000,000	122,000,000	608,000,000	94,000,000
Net income attributable to non-controlling interests		32,000,000	28,000,000	98,000,000	120,000,000	103,000,000	113,000,000
Net income (loss) attributable to OneMain Holdings, Inc.	$ 25,000,000	$ (13,000,000)	$ 188,000,000	$ (23,000,000)	$ (242,000,000)	$ 505,000,000	$ (19,000,000)
Weighted average number of shares outstanding:
Basic	134,730,251	134,452,763	134,717,870	125,701,635	127,910,680	114,791,225	102,917,172
Diluted	134,730,251	134,452,763	134,949,337	125,701,635	127,910,680	115,265,123	102,917,172
Earnings (loss) per share:
Basic	$ 0.19	$ (0.10)	$ 1.40	$ (0.18)	$ (1.89)	$ 4.40	$ (0.19)
Diluted	$ 0.19	$ (0.10)	$ 1.39	$ (0.18)	$ (1.89)	$ 4.38	$ (0.19)